SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

From April 1, 2024 through April 3, 2024, the Company raised an additional $125,000 from three investors in the form of shareholder advances provided as a partial prepayment of each investor’s purchase price set forth on their respective signature pages to the PIPE SPA. If the transaction underlying the PIPE SPA, with respect to these advances, was not consummated by April 30, 2024, as amended, the Company would be obligated to repay all of the advances within three business days thereafter, provided, however, that in lieu of repayment each investor may in its sole discretion elect to receive, by notice to the Company, prefunded warrants and common warrants in lieu of repayment as if the PIPE SPA transaction had closed.

With respect to the $125,000 of the above referenced shareholder advances received in April 2024, if the Company’s Common Stock had not been approved to be listed on a qualifying national exchange by May 2, 2024, as amended, then the amount of prefunded warrants and common warrants that would otherwise be issuable in connection with the PIPE SPA specific to these advances shall be increased by twenty-five percent.

As of May 9, 2024, the Company had not been approved to be listed on a qualifying national exchange, had not repaid any advances, and had not received notice from any investors to receive pre-funded warrants and common warrants in lieu of prepayment.

From April 12, 2024 through May 1, 2024, the Company raised an additional $600,000 in shareholder advances from five investors. Such amounts are expected to be exchanged into a new senior secured note with 20% OID. Upon closing, all prior shareholder advances are expected to be applied toward or exchanged into the new senior note with a maturity date of June 30, 2024.

In May 2024, the Company issued its convertible notes payable totaling $2,220,000, in exchange for cash of $1,850,000, net of original issue discount of $370,000. The convertible notes payable are secured by the Company’s tangible and intangible assets, bears interest at a rate of 10% per annum, convertible to common stock at a conversion price of $0.50 per share and will mature on June 30, 2024. In addition, upon the closing of a transaction that results in the uplist of the Company’s common stock to a National Exchange, 100% of the then outstanding principal amount shall automatically convert into shares of common stock at a conversion price of $0.515625 per share, subject beneficial ownership limitation.

On June 12, 2024, the Company completed a second closing of its convertible notes payable totaling $180,000, in exchange for cash of $150,000, net of original issue discount of $30,000. All other terms were identical to the convertible notes payable issued by the Company in May 2024.

12. SUBSEQUENT EVENTS

In October and November 2023, the Company received shareholder advances in the aggregate of $450,000 to support the operations of the Company.

On November 8, 2023, the Company entered into a Securities Purchase Agreement (the “PIPE SPA”) with certain institutional and accredited individual investors (collectively, the “Investors”) providing for the issuance and sale by the Company to the Investors of (i) pre-funded warrants (the “PIPE Pre-Funded Warrants”) and (ii) warrants (the “PIPE Common Warrants” and together with the PIPE Pre-Funded Warrants, the “PIPE Warrants”). The PIPE Warrants will be issued as part of a private placement offering authorized by the Company’s Board of Directors (the “PIPE Offering”). The estimated aggregate gross proceeds for the sale of the PIPE Warrants will be approximately $7.1 million, before deducting the placement agent’s fees and other estimated fees and offering expenses payable by the Company. The closing of the PIPE Offering is contingent upon, among other conditions, a registration statement that registers the PIPE Warrant shares for resale being declared effective by the SEC, and the approval of the listing of the Common Stock on Nasdaq. The closing is expected to occur immediately prior to the pricing of the Uplist Transaction.

In November 2023, certain provisions of the Company’s Convertible Notes Payable, Senior Secured (See Note 6) and Exchange Notes (see Note 7) were amended to extend the date of the completion of an Uplist Transaction to March 15, 2024. In addition, upon effectivity of the Uplist Transaction, 50% of the then outstanding principal amount of the Convertible Notes Payable, Senior Secured and Exchange Notes shall automatically convert (the “Automatic Conversion”) into shares of Common Stock, with the conversion price for purposes of such Automatic Conversion of $4.00. Upon the Automatic Conversion and to the extent that the beneficial ownership of a holder of Convertible Notes Payable, Senior Secured and Convertible Notes Payable, Unsecured would increase over the applicable Ownership Limitation, the Holder will receive pre-funded warrants in lieu of shares of Common Stock otherwise issuable to the Holder in connection with the Automatic Conversion, which may be exercised on a cashless basis, shall be exercisable immediately upon issuance and shall contain a customary beneficial ownership limitation provision. In addition, upon the Automatic Conversion, the Holder shall receive a warrant (the “Uplist Conversion Warrant”) to purchase a number of shares of Common Stock equal to 6.3812 times the dollar amount under the Convertible Notes Payable, Senior Secured and Convertible Notes Payable, Unsecured that was converted in the Automatic Conversion. The Uplist Conversion Warrant shall have an exercise price per share of $4.00 and shall otherwise be identical to the PIPE Common Warrant.

In November 2023, the Company amended the Second A&R Registration Rights Agreement to that certain Second Amended and Restated Registration Rights Agreement, dated as of May 15, 2023 to (I) extend the filing deadline by which the Company is obligated to file with the SEC a registration statement under the Securities Act of 1933, as amended, registering certain securities issued in the 2022 Convertible Note Offering to the earlier of (i) the date that is 30 days following the Uplist Transaction and (ii) January 31, 2024 (such date was subsequently extended to March 15, 2024), and (II) to provide for the inclusion of the Registerable Securities (as defined therein) in the Uplist S-1 (as defined therein).

In November 2023, the Company also entered into an amendment to the Bridge SPA, with certain institutional and accredited individual investors that participated in the Bridge Offering. Under amendment, upon the closing of the next underwritten public offering of Common Stock (the “Qualifying Offering”), which the Company agreed is the Uplist Transaction, if the effective offering price to the public per share of Common Stock (the “Qualifying Offering Price”) is lower than $4.00 per share, then the Company shall issue additional Bridge Pre-Funded Warrants, or shares of Common Stock in lieu thereof to the extent necessary to cause the Company to meet the listing requirements of the Company’s proposed trading market in the Uplist Transaction, in an amount reflecting a reduction in the purchase price paid for the Bridge Shares and Bridge Pre-Funded Warrants that equals the proportion by which the Qualifying Offering Price is less than $4.00.

Arch Therapeutics, Inc. and Subsidiary

Condensed Consolidated Balance Sheets

As of March 31, 2024 (Unaudited) and September 30, 2023

	March 31,	September 30,
	2024	2023
	(unaudited)
ASSETS
Current assets:
Cash	$26,426	$222,720
Inventory	1,329,593	1,364,504
Prepaid expenses and other current assets	177,158	362,866
Total current assets	1,533,177	1,950,090
Long-term assets:
Property and equipment, net	3,390	4,599
Other assets	3,500	3,500
Total long-term assets	6,890	8,099
Total assets	$1,540,067	$1,958,189
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$2,969,520	$2,304,207
Accrued interest	1,026,963	823,128
Shareholders advances related to bridge financing	1,125,000	-
Accrued expenses and other liabilities	363,092	467,496
Insurance premium financing	34,755	243,285
Convertible notes payable, senior secured, current portion, net of discount	4,211,720	3,519,103
Convertible notes payable, unsecured, current portion, net of discount	2,686,501	1,658,702
Convertible notes payable, Series 2, unsecured, current portion	-	450,000
Total current liabilities	12,417,551	9,465,921
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding as of March 31, 2024 and September 30, 2023	-	-
Common stock, $0.001 par value, 350,000,000 authorized as of March 31, 2024 and September 30, 2023; 4,444,364 and 4,689,446 shares issued and outstanding as of March 31, 2024 and September 30, 2023	4,444	4,689
Additional paid-in capital	55,324,472	54,543,188
Accumulated deficit	(66,206,400)	(62,055,609)
Total stockholders’ deficit	(10,877,484)	(7,507,732)
Total liabilities and stockholders’ deficit	$1,540,067	$1,958,189

The accompanying notes are an integral part of these condensed consolidated financial statements.

Arch Therapeutics, Inc. and Subsidiary

Condensed Consolidated Statements of Operations (Unaudited)

For the Three and Six Months Ended March 31, 2024 and 2023

	For the three months ended		For the six months ended
	March 31,	March 31,	March 31,	March 31,
	2024	2023	2024	2023
Revenue	$31,866	$16,654	$77,733	$22,914
Operating expenses:
Cost of revenues	21,555	18,718	45,161	36,353
Selling, general and administrative expenses	683,184	1,252,786	1,994,534	2,355,701
Research and development expenses	203,869	170,634	409,449	332,087
Total operating expenses	908,608	1,442,138	2,449,144	2,724,141
Loss from operations	(876,742)	(1,425,484)	(2,371,411)	(2,701,227)
Other (expense) income:
Interest expense	(592,397)	(635,190)	(1,779,380)	(1,159,503)
Gain on extinguishment of derivative liabilities	-	1,158,197	-	1,158,197
Total other (expense) income, net	(592,397)	523,007	(1,779,380)	(1,306)
Net loss	$(1,469,139)	$(902,477)	$(4,150,791)	$(2,702,533)

Net loss per common share - basic and diluted	$(0.33)	$(0.71)	$(0.90)	$(2.15)
Weighted common shares - basic and diluted	4,497,111	1,263,585	4,602,623	1,258,099

The accompanying notes are an integral part of these unaudited condensed consolidated financial statements.

Arch Therapeutics, Inc. and Subsidiary

Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited)

For the Three and Six Months Ended March 31, 2024 and 2023

	Preferred Stock Shares	Amount	Common Stock Shares	Amount	Additional Paid- in Capital	Accumulated Deficit	Total Stockholders’ Deficit
Balance at September 30, 2023	-	$-	4,689,446	$4,689	$54,543,188	$(62,055,609)	$(7,507,732)
Net loss	-	-	-	-	-	(2,681,652)	(2,681,652)
Issuance of common stock upon conversion of convertible notes	-	-	52,918	53	587,906	-	587,959
Stock-based compensation expense	-	-	-	-	25,909	-	25,909
Balance at December 31, 2023	-	-	4,742,364	4,742	55,157,003	(64,737,261)	(9,575,516)
Net loss	-	-	-	-	-	(1,469,139)	(1,469,139)
Issuance of common stock upon conversion of convertible notes	-	-	2,000	2	18,278	-	18,280
Issuance of warrants, net of financing costs	-	-	-	-	148,891	-	148,891
Exchange of common stock into warrants	-	-	(300,000)	(300)	300	-	-
Balance at March 31, 2024	-	$-	4,444,364	$4,444	$55,324,472	$(66,206,400)	$(10,877,484)

Balance at September 30, 2022	-	$-	1,252,734	$1,252	$50,878,718	$(55,072,773)	$(4,192,803)
Net loss	-	-	-	-	-	(1,800,056)	(1,800,056)
Stock-based compensation expense	-	-	-	-	104,026	-	104,026
Balance at December 31, 2022	-	-	1,252,734	1,252	50,982,744	(56,872,829)	(5,888,833)
Net loss	-	-	-	-	-	(902,477)	(902,477)
Vesting of restricted stock	-	-	250	-	-	-	-
Issuance of common stock and warrants, net of financing costs	-	-	9,598	10	287,410	-	287,420
Exchange of warrants into common stock	-	-	12,019	13	49,265	-	49,278
Stock-based compensation expense	-	-	-	-	68,524	-	68,524
Balance at March 31, 2023	-	$-	1,274,601	$1,275	$51,387,943	$(57,775,306)	$(6,386,088)

The accompanying notes are an integral part of these unaudited condensed consolidated financial statements.

Arch Therapeutics, Inc. and Subsidiary

Condensed Consolidated Statements of Cash Flows (Unaudited)

For the Six Months Ended March 31, 2024 and 2023

	For the Six Months Ended
	March 31,	March 31,
	2024	2023
Cash flows from operating activities:
Net loss	$(4,150,791)	$(2,702,533)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	1,209	1,043
Stock-based compensation	25,909	172,550
Gain on extinguishment of derivative liabilities	-	(1,158,197)
Accretion of discount and debt issuance costs on convertible notes payable	1,437,588	846,147
Changes in operating asset and liabilities:
Inventory	34,911	12,464
Prepaid expenses and other current assets	185,707	280,058
Accounts payable	665,314	1,097,894
Accrued interest	341,793	313,356
Accrued expenses and other liabilities	(104,404)	(112,713)
Net cash used in operating activities	(1,562,764)	(1,249,931)

Cash flows from financing activities:
Repayment of insurance premium financing	(208,530)	(212,514)
Shareholder advances related to bridge financing	1,125,000	230,000
Proceeds from unsecured convertible notes	450,000	515,000
Net cash provided by financing activities	1,366,470	532,486

Net decrease in cash	(196,294)	(717,445)

Cash, beginning of period	222,720	746,940

Cash, end of period	$26,426	$29,495

Non-cash financing activities:
Exchange of Senior Secured and Series 2 Convertible notes and accrued interest into common stock	$606,239	$-
Relative fair value of warrants issued – fourth close	$148,891	$-
Conversion of convertible notes and accrued interest to common stock, net	$606,239	$-
Exchange of Series G and Series H warrants for common stock	$-	$49,278
Issuance of restricted stock	$-	$3,019
Fair value of warrants issued - second close	$-	$256,439
Fair value of inducement shares issued - second close	$-	$25,840
Fair value of placement agent warrants - second close	$-	$28,093

The accompanying notes are an integral part of these unaudited condensed consolidated financial statements.

ARCH THERAPEUTICS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

THREE AND SIX-MONTHS ENDED MARCH 31, 2024 AND 2023

(Unaudited)